RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS (Subordinated Performance Fees) (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 20, 2019
Related Party Transaction [Line Items]
Due to affiliates	$ 13,796,000		$ 13,796,000		$ 14,458,000	$ 5,156,000
Advisors
Related Party Transaction [Line Items]
Cumulative noncompounded annual return (percent)								8.00%
Due to affiliates	13,800,000		13,800,000		14,500,000	5,200,000
Advisors | Subordinate performace fees on event of sale of company
Related Party Transaction [Line Items]
Commissions performance and other fees (percent)								15.00%
Advisors | Subordinate performance fees for listing
Related Party Transaction [Line Items]
Commissions performance and other fees (percent)								15.00%
Advisors | Subordinated performance fees
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	0	$ 0	0	$ 0	0	0	$ 0
Advisors | Acquisitions and Operations Costs
Related Party Transaction [Line Items]
Due to affiliates	13,800,000	2,200,000	13,800,000	2,200,000	14,500,000	5,200,000
Advisors | Management fees and expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	11,398,000	0	22,488,000	0	16,350,000	0	0
Advisors | Acquisition fees and expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	205,000	1,439,000	332,000	1,625,000	2,110,000	2,749,000	6,532,000
Advisors | Disposition fees
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	0	246,000	341,000	1,047,000	3,967,000	478,000	0
Advisors | Advisory fees and expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	0	10,191,000	0	20,210,000	25,989,000	43,399,000	44,072,000
Advisors | Operating expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 1,205,000	$ 739,000	$ 2,015,000	$ 1,713,000	$ 3,594,000	$ 5,163,000	$ 4,494,000